Variable Interest Entities - Summary of VIE's assets and liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Variable Interest Entity [Line Items]
Current assets	$ 2,131	$ 2,487
Non-current assets	8,302	8,836
Total assets	10,433	11,322
Total liabilities	8,454	9,351
VIE, primary beneficiary
Variable Interest Entity [Line Items]
Current assets	941	1,124
Non-current assets	936	1,217
Total assets	1,877	2,341
Total liabilities	$ 521	$ 615